Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [line items]
Profit for the period		£ 349.4	£ 433.9	£ 705.5	£ 1,139.4
Taxation		128.8		141.0	323.9
Revaluation of financial instruments		57.2		(81.1)	(172.9)
Finance costs		189.2		134.2	289.3
Finance and investment income		(43.6)		(48.3)	(104.8)
Share of results of associates		(8.0)		(9.4)	(43.5)
Non-cash share-based incentive plans (including share options)		32.5		41.6	84.8
Depreciation of property, plant and equipment		106.2		109.2	225.1
Depreciation of right-of-use assets		168.4
Goodwill impairment					183.9
Amortisation and impairment of acquired intangible assets		66.9		84.0	280.0
Amortisation of other intangible assets		18.3		18.3	38.7
Investment write-downs				1.5	2.0
Gains on disposal of investments and subsidiaries		(40.6)		(189.9)	(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership		(0.4)		(0.1)	(2.0)
Gain on sale of freehold property in New York		(7.9)
(Gains)/losses on sale of property, plant and equipment		(0.6)		(0.3)	0.6
Movements in trade working capital	[1],[2]	(296.7)		(192.0)	202.0
Movements in other receivables, payables and provisions	[1]	(482.5)		(363.5)	(36.3)
Corporation and overseas tax paid		(261.0)		(251.3)	(383.6)
Interest and similar charges paid		(110.8)		(89.8)	(252.8)
Interest paid on lease liabilities		(51.7)
Interest received		35.8		39.6	90.4
Investment income		9.3		10.3	15.4
Dividends received from associates		15.4		13.4	49.7
Net cash (outflow)/inflow from operating activities		(126.4)		72.9	1,693.8
Acquisitions and disposals:
Initial cash consideration		(6.4)		(18.9)	(126.7)
Cash and cash equivalents acquired (net)	[3]	(3.0)		(4.1)	(3.8)
Earnout payments		(57.9)		(38.0)	(120.2)
Purchase of other investments (including associates)		(8.6)		(34.0)	(48.1)
Acquisitions		(75.9)		(95.0)	(298.8)
Proceeds on disposal of investments and subsidiaries	[4]	136.7		469.0	849.0
Acquisitions and disposals		60.8		374.0	550.2
Cash consideration for non-controlling interests		(9.1)		(79.8)	(109.9)
Net acquisition payments and disposal proceeds		51.7		294.2	440.3
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts				(96.5)	(102.8)
Shares purchased into treasury				(104.3)	(104.3)
Net cash outflow				(200.8)	(207.1)
Net increase/(decrease) in borrowings:
Increase/(decrease) in drawings on bank loans		376.5		(349.0)	(819.3)
Net cash inflow/(outflow)		(134.6)		67.0	(440.6)
Cash and cash equivalents:
Cash at bank and in hand		1,814.7	2,010.8	2,111.3	2,010.8
Short-term bank deposits		358.5	632.4	109.7	632.4
Overdrafts	[5]	(335.9)	(442.0)	(299.4)	(442.0)
Cash and cash equivalents		1,837.3	£ 2,201.2	1,921.6	2,201.2	£ 1,998.2
Proceeds from issue of Euro 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds				218.8	218.8
Proceeds from issue of Euro 500 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds				438.0	438.0
Repayment of 200 million GBP bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(199.5)
Partial repayment of Usd 450 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(176.2)
Partial repayment of Usd 272 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		£ (135.4)
Partial repayment of Usd 300 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				(20.8)	(20.8)
Repayment of Euro 252 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				£ (220.0)	(220.0)
Partial repayment of Usd 500 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds					£ (37.3)

[1]	The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.
[2]	Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.
[3]	Cash and cash equivalents acquired comprises £nil from acquisitions offset by £3.0 million from disposals (period ended 30 June 2018: overdrafts of £3.9 million from acquisitions and £0.2 million from disposals; year ended 31 December 2018: £11.3 million from acquisitions offset by £15.1 million from disposals).
[4]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
[5]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group's cash management.